Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	$ 19,936	$ 8,995
Marketable equity securities	84	95
Total derivative assets	640	159
Total derivative liabilities	636	486
Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	19,936	8,995
Loans held for sale	73	49
Qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Non-qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	640	159
Total derivative liabilities	636	486
Level 1 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Loans held for sale	0	0
Level 1 | Qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Level 1 | Non-qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Level 2 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	19,779	8,821
Loans held for sale	38	4
Level 2 | Qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Level 2 | Non-qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	633	159
Total derivative liabilities	635	486
Level 3 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	157	174
Loans held for sale	35	45
Level 3 | Qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Level 3 | Non-qualifying Hedges | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	7	0
Total derivative liabilities	1	0
U.S. Treasury
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	10,508	1,898
Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	6,686	4,795
Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	2,131	1,604
Municipal bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	12
Fair Value, Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	19,936	8,995
Marketable equity securities	84	95
Loans held for sale	38	4
Total derivative assets	640	159
Total derivative liabilities	636	486
Fair Value, Recurring | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	640
Total derivative liabilities	636
Fair Value, Recurring | Interest rate contracts | Qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Interest rate contracts | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	530	158
Total derivative liabilities	518	482
Fair Value, Recurring | Foreign exchange contract | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	104	1
Total derivative liabilities	117	4
Fair Value, Recurring | Other derivative | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	6
Total derivative liabilities	1
Fair Value, Recurring | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Marketable equity securities	36	32
Loans held for sale	0	0
Total derivative assets	0	0
Total derivative liabilities	0	0
Fair Value, Recurring | Level 1 | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 1 | Interest rate contracts | Qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 1 | Interest rate contracts | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Fair Value, Recurring | Level 1 | Foreign exchange contract | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Fair Value, Recurring | Level 1 | Other derivative | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	19,779	8,821
Marketable equity securities	48	63
Loans held for sale	38	4
Total derivative assets	633	159
Total derivative liabilities	635	486
Fair Value, Recurring | Level 2 | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	633
Total derivative liabilities	635
Fair Value, Recurring | Level 2 | Interest rate contracts | Qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 2 | Interest rate contracts | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	529	158
Total derivative liabilities	518	482
Fair Value, Recurring | Level 2 | Foreign exchange contract | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	104	1
Total derivative liabilities	117	4
Fair Value, Recurring | Level 2 | Other derivative | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	157	174
Marketable equity securities	0	0
Loans held for sale	0	0
Total derivative assets	7	0
Total derivative liabilities	1	0
Fair Value, Recurring | Level 3 | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	7
Total derivative liabilities	1
Fair Value, Recurring | Level 3 | Interest rate contracts | Qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0
Total derivative liabilities	0
Fair Value, Recurring | Level 3 | Interest rate contracts | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	1	0
Total derivative liabilities	0	0
Fair Value, Recurring | Level 3 | Foreign exchange contract | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Fair Value, Recurring | Level 3 | Other derivative | Non-qualifying Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total derivative assets	6
Total derivative liabilities	1
Fair Value, Recurring | U.S. Treasury
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	10,508	1,898
Fair Value, Recurring | U.S. Treasury | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | U.S. Treasury | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	10,508	1,898
Fair Value, Recurring | U.S. Treasury | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Government agency
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	117	162
Fair Value, Recurring | Government agency | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Government agency | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	117	162
Fair Value, Recurring | Government agency | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	6,686	4,795
Fair Value, Recurring | Residential mortgage-backed securities | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Residential mortgage-backed securities | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	6,686	4,795
Fair Value, Recurring | Residential mortgage-backed securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	2,131	1,604
Fair Value, Recurring | Commercial mortgage-backed securities | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Commercial mortgage-backed securities | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	2,131	1,604
Fair Value, Recurring | Commercial mortgage-backed securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Corporate Bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	482	536
Fair Value, Recurring | Corporate Bonds | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0	0
Fair Value, Recurring | Corporate Bonds | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	325	362
Fair Value, Recurring | Corporate Bonds | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	157	$ 174
Fair Value, Recurring | Municipal bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	12
Fair Value, Recurring | Municipal bonds | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	0
Fair Value, Recurring | Municipal bonds | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	12
Fair Value, Recurring | Municipal bonds | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment securities available for sale	$ 0